Organization and Description of Business	12 Months Ended
Apr. 30, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Elastic N.V. (formerly Elasticsearch Global B.V. and subsequently Elastic B.V.) (the “Company”) was founded in 2012 and has its corporate seat in Amsterdam, the Netherlands. Elastic is a search company. It created the Elastic Stack, a powerful set of software products that ingest and store data from any source and in any format, and perform search, analysis, and visualization in milliseconds or less. Developers build on top of the Elastic Stack to apply the power of search to their data and solve business problems. The Company also offers software solutions built on the Elastic Stack that address a wide variety of use cases including app search, site search, enterprise search, logging, metrics, application performance monitoring (“APM”), business analytics, and security analytics. The Elastic Stack and the Company’s solutions are designed to run on premises, in public or private clouds, or in hybrid environments.

Initial Public Offering

In October 2018, the Company completed its initial public offering (“IPO”) in which it issued and sold 8,050,000 ordinary shares at an offering price of $36.00 per share, including 1,050,000 ordinary shares pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The Company received net proceeds of $263.8 million, after deducting underwriting discounts and commissions of $20.3 million and offering expenses of $5.7 million. Immediately prior to the closing of the IPO, all 28,939,466 shares of the Company’s then-outstanding redeemable convertible preference shares automatically converted into 28,939,466 ordinary shares at their respective conversion ratios and the Company reclassified $200.6 million from temporary equity to additional paid-in capital and $0.3 million to ordinary shares on its consolidated balance sheet.

The Company’s articles of association designated and authorized the Company to issue 72 million ordinary shares with a par value of €0.001 per share up until immediately prior to the completion of the IPO at which time the authorized ordinary shares increased to 165 million.  In addition, the par value of ordinary shares was changed from €0.001 per share to €0.01 per share as required by Dutch law at the time of the Company’s conversion into a Dutch public limited company (naamloze vennootschap).